Vessels,Net	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

9.      Vessels, Net:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	2012	2011
Cost:
Beginning balance	663,412	663,412
- Disposals	(149,930)	-
- Transfers to held for sale	(55,361)	-
Ending balance	458,121	663,412

Accumulated depreciation:
Beginning balance	(94,882)	(66,040)
- Additions	(15,593)	(28,842)
- Disposals	38,333	-
- Transfers to held for sale	15,897	-
Ending balance	(56,245)	(94,882)

Impairment loss:
Beginning balance	(187,401)	-
- Additions	(145,964)	(187,401)
Ending balance	(333,365)	(187,401)

Net book value	68,511	381,129

Vessel Disposals:
During the year ended December 31, 2012, the Company proceeded with the disposal of the vessels African Zebra, BET Scouter, BET Fighter, Clipper Grace, BET Intruder and Clipper Glory, with an aggregate carrying value of $65,269 (after adjustments previously made for impairment), for aggregate gross proceeds of $52,626, realizing an aggregate loss on sale of $15,590. In addition, as a result of the sale of BET to an entity under common control (Note 1(a)), the carrying values of the vessels owned by BET at the date of the agreement, amounting to $46,328 were transferred to their new owners in 2012. No vessels were disposed in prior periods.
Vessels Held for Sale:
With reference to the Company's restructuring plan (Note 1(b)), the vessels Fiesta, Pacific Fantasy, Pacific Fighter and Clipper Freeway, or the “vessels financed by the DVB Group Merchant Bank (Asia) Ltd (“DVB”) loan facility” (Note 1(c)), and the vessels African Joy, African Glory and Asian Grace, or the “vessels financed by the United Overseas Bank Limited (“UOB”) loan facility” (Note 1(c)), were classified (together with the associated deferred dry-docking costs amounting to $286 (Note 10)) as held for sale as of December 31, 2012 and their values were adjusted to their lower of their carrying amount or fair value less costs to sell as of December 31, 2012. On January 29, 2013, the subsidiaries owning the vessels financed by the DVB loan facility (Note 1(c)) were sold to a third party entity nominated by the lenders (Note 23). No vessels were classified as held for sale in prior periods.
Impairment Loss:
The Company recorded an impairment loss of $54,611 for all of its vessels disposed during the year except for the vessel African Zebra and the vessel BET Scouter. The impairment loss was measured as the amount by which the carrying amount of the vessels exceeded their fair value. Fair value was determined using the agreed sale price adjusted for selling costs. In addition, an impairment loss of $67,275 and $24,078 was recognized upon classification of the vessels financed by the DVB and UOB loan facilities (Note 1(c)) as held for sale and as a result of the Company's impairment test exercise at December 31, 2012 for the remainder of its fleet, respectively. The impairment loss was measured as the amount by which the carrying amount of the vessels exceeded their fair value, which was determined using the valuation derived from market data available at December 31, 2012. In the context of the Company's impairment test exercise, an additional amount of $1,179 of unamortized deferred dry-docking costs associated with the impaired vessels was written off in 2012.
For the year ended December 31, 2011, as a result of its impairment test exercise, the Company had recorded an impairment loss of $187,401 for the six initial vessels acquired in 2008, and an additional amount of $1,594 of unamortized deferred dry-docking costs associated with the impaired vessels was written off.
All of the Company's vessels have been provided as collateral (Note 1(c)) to secure the loans discussed under Note 11.